SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is April 20, 2018.

MFS® Global Alternative Strategy Fund

Effective immediately, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Summary of Key Information" is replaced in its entirety as follows:
Portfolio Manager	Since	Title
Ben Nastou	2014	Investment Officer of MFS
Natalie Shapiro	2007	Investment Officer of MFS
José Ignacio Andrés	2017	Investment Officer of UBS
Alan Zlatar	April 2018	Investment Officer of UBS

Effective immediately, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is replaced in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Ben Nastou	MFS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 2001
Natalie Shapiro	MFS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 1997
José Ignacio Andrés	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Asset Class, Market and Currency Exposure	Employed in the investment area of UBS since 2008
Alan Zlatar	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Asset Class, Market and Currency Exposure
Employed in the investment area of UBS since February 2018; Head of Macro and Strategy and Deputy Head of Group Investment Strategy, Multi Asset Class Investments at Vontobel Asset Management from 2011 to January 2018

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